ACCRUED LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ACCRUED LIABILITIES
Payroll and related costs	$ 149		$ 158
Interest	34		49
Volume and rebate accruals	85		91
Income taxes	44		46
Taxes other than income taxes	87		61
Restructuring and plant closing costs	93		91
Environmental accruals	10		7
Pension liabilities	11		12
Other postretirement benefits	12		12
Self-insured casualty loss reserves	11		13
Deferred Revenue	16		28
Legal reserve	15		15
Other miscellaneous accruals	156		111
Total	$ 723	[1]	$ 694	[1]

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."